INCOME TAX AND CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Deferred Taxes	Breakdown of deferred taxes

Description	December 31, 2024	Profit or loss	December 31, 2025

Deferred liabilities
Breakage	(294,419)	(31,787)	(326,206)
Foreign currency exchange	(537,910)	(3,887,189)	(4,425,099)
Leases	(3,866,152)	423,644	(3,442,508)
Others	(2,013)	345	(1,668)
Total	(4,700,494)	(3,494,987)	(8,195,481)

Deferred assets
Financial instruments	22,228	(22,228)	—
Foreign currency exchange	587,864	2,694,527	3,282,391
Leases	5,853,368	(1,531,606)	4,321,762
Temporary provisions	1,767,016	(827,682)	939,334
Tax loss carryforwards and negative social contribution base	7,194,433	1,593,517	8,787,950
Others	2,192	399,912	402,104
	15,427,101	2,306,440	17,733,541
Deferred tax asset reducer	(10,726,607)	1,188,547	(9,538,060)
Total	4,700,494	3,494,987	8,195,481

Total income tax and deferred social contribution	—	—	—

Schedule of Reconciliation of the Effective Income Tax Rate	Reconciliation of the effective income tax rate

	December 31,
Description	2025	2024	2023

Loss before income tax and social contribution	124,870	(9,190,174)	(2,340,930)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	(42,456)	3,124,659	795,916

Adjustments to determine the effective rate
Deferred tax (a)	(321,780)	(2,857,978)	(890,067)
Non‑taxable effect of the fair value measurement of convertible instruments (b)	342,225	148,592	(8,584)
Permanent differences (non‑deductible) (c)	22,009	(395,579)	43,764
Others (d)	(10)	19,109	19,445
	(12)	38,803	(39,526)

Current income tax and social contribution	(12)	(723)	—
Deferred income tax and social contribution	—	39,526	(39,526)
	(12)	38,803	(39,526)

Effective rate	—	0.4%	(1.7)%

(a)In 2024, such balances refer to the line “Unrecorded benefit on tax losses and temporary differences”.
(b)In 2024, such balances refer to the line “Mark to market of convertible debt instruments”.
(c)In 2024, such balances refer to the line “Permanent differences”.
(d)In 2024, such balances refer to the line "Rate differential" and "Others".

Schedule of Deferred Income Tax and Social Contribution Assets
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred income tax and social contribution assets have not been created, as it is not likely that future taxable profits will be available for the Company to use them, as below:

	December 31,
Description	2025	2024	2023

Tax loss and negative bases	25,846,911	21,160,095	18,325,916

	December 31,
	2025	2024	2023
Tax loss (25%)	6,461,728	5,290,024	4,581,479
Negative social contribution base (9%)	2,326,222	1,904,409	1,649,332
Total	8,787,950	7,194,433	6,230,811